Earnings Per Share (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 18, 2011	Aug. 23, 2006
Numerator for net income per share - basic and diluted
(Loss) income from continuing operations	$ 36,771,000	$ 32,287,000	$ 16,298,000	$ (8,913,000)	$ (49,721,000)	$ (2,276,000)	$ (13,921,000)	$ (22,381,000)	$ 76,443,000	$ (88,299,000)	$ (63,220,000)
Income (Loss) Attributable to Noncontrolling Interest									(2,738,000)	4,732,000	4,273,000
Net (income) attributable to Noncontrolling Interests - Partially Owned Properties									(832,000)	726,000	558,000
Net income attributable to Preference Interests and Units									0	0	(9,000)
Preferred distributions									(13,865,000)	(14,368,000)	(14,479,000)
Income (Loss) from Continuing Operations Attributable to Parent									59,008,000	(97,209,000)	(72,877,000)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent									820,712,000	366,451,000	420,671,000
Numerator for net income per share - basic and diluted									879,720,000	269,242,000	347,794,000
Income From Continuing Operations Available To Common Shares									61,746,000
Discontinued operations, net	70,630,000	80,690,000	565,455,000	141,979,000	247,933,000	32,102,000	24,010,000	80,237,000	858,754,000	384,282,000	445,249,000
Denominator for net income per share - basic and diluted									920,500,000	269,242,000	347,794,000
Weighted Average Number of Shares Outstanding, Basic	295,990,000	295,831,000	294,663,000	292,895,000	285,916,000	282,717,000	282,217,000	280,645,000	294,856,000	282,888,000	273,609,000
Dilutive Op Units									13,206,000
Dilutive Securities, Effect on Basic Earnings Per Share, Including Options									4,003,000
Weighted average Common Shares outstanding	312,731,000	312,844,000	312,199,000	292,895,000	285,916,000	282,717,000	282,217,000	280,645,000	312,065,000	282,888,000	273,609,000
Net income available to Common Shares	$ 0.33	$ 0.35	$ 1.88	$ 0.42	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 2.984	$ 0.952	$ 1.271
Net income per share - diluted	$ 0.33	$ 0.35	$ 1.85	$ 0.42	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 2.950	$ 0.952	$ 1.271
Net income per share - basic:
Income (Loss) from Continuing Operations, Per Basic Share									$ 0.200	$ (0.344)	$ (0.266)
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic Share									$ 2.784	$ 1.296	$ 1.537
Net income available to Common Shares	$ 0.33	$ 0.35	$ 1.88	$ 0.42	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 2.984	$ 0.952	$ 1.271
Net income per share - diluted:
Income (Loss) from Continuing Operations, Per Diluted Share									$ 0.198	$ (0.344)	$ (0.266)
Income (Loss) from Discontinued Operations, Net of Tax, Per Diluted Share									$ 2.752	$ 1.296	$ 1.537
Net income per share - diluted	$ 0.33	$ 0.35	$ 1.85	$ 0.42	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 2.950	$ 0.952	$ 1.271
Distributions declared per Common Share outstanding									$ 1.580	$ 1.470	$ 1.640
Earnings Per Share (Textuals) [Abstract]
Convertible preferred shares									0	325,103	402,501
Convertible Notes, outstanding												482,500,000	650,000,000
Allocation Of Net Income Loss To Non Controlling Interests Partially Owned Properties									(832,000)	726,000	558,000
Dividend preference units									(13,865,000)	(14,368,000)	(14,479,000)
Income Loss From Continuing Operations Available To Units									61,746,000	(101,941,000)	(77,150,000)
Net Income loss available to Op unitholders basic diluted numerator									920,500,000	282,341,000	368,099,000
Weighted Average Limited Partnership and General Partnership Units Outstanding, Basic									308,062,000	296,527,000	289,167,000
Dilutive Securities, Effect on Basic Earnings Per Share, Including Options									4,003,000
Weighted Average Number Of Limited Partnership And General Partnership Unit Outstanding Diluted									312,065,000	296,527,000	289,167,000
Distributions Per Limited Partnership and General Partnership Unit, Outstanding, Basic									$ 1.580	$ 1.470	$ 1.640
Operating Partnership [Member]
Numerator for net income per share - basic and diluted
(Loss) income from continuing operations	36,771,000	32,287,000	16,298,000	(8,913,000)	(49,721,000)	(2,276,000)	(13,921,000)	(22,381,000)
Discontinued operations, net	70,630,000	80,690,000	565,455,000	141,979,000	247,933,000	32,102,000	24,010,000	80,237,000
Earnings Per Share (Textuals) [Abstract]
Convertible preferred shares									0	325,103	402,501
Weighted Average Limited Partnership and General Partnership Units Outstanding, Basic	309,120,000	308,884,000	307,954,000	306,248,000	299,363,000	296,348,000	295,898,000	294,450,000
Weighted Average Number Of Limited Partnership And General Partnership Unit Outstanding Diluted	312,731,000	312,844,000	312,199,000	306,248,000	299,363,000	296,348,000	295,898,000	294,450,000
Net Income (Loss), Per Outstanding Limited Partnership and General Partnership Unit, Basic	$ 0.33	$ 0.35	$ 1.88	$ 0.42	$ 0.65	$ 0.09	$ 0.02	$ 0.18
Net Income Loss Per Outstanding Limited Partnership And General Partnership Units Diluted	$ 0.33	$ 0.35	$ 1.85	$ 0.42	$ 0.65	$ 0.09	$ 0.02	$ 0.18
OPERATING PARTNERSHIP
Numerator for net income per share - basic and diluted
(Loss) income from continuing operations									76,443,000	(88,299,000)	(63,220,000)
Net (income) attributable to Noncontrolling Interests - Partially Owned Properties									(832,000)	726,000	558,000
Net income attributable to Preference Interests and Units									0	0	(9,000)
Discontinued operations, net									$ 858,754,000	$ 384,282,000	$ 445,249,000
Earnings Per Share (Textuals) [Abstract]
Weighted Average Limited Partnership and General Partnership Units Outstanding, Basic									308,062,000	296,527,000	289,167,000
Weighted Average Number Of Limited Partnership And General Partnership Unit Outstanding Diluted									312,065,000	296,527,000	289,167,000
Net Income (Loss), Per Outstanding Limited Partnership and General Partnership Unit, Basic									$ 2.984	$ 0.952	$ 1.271
Net Income Loss Per Outstanding Limited Partnership And General Partnership Units Diluted									$ 2.950	$ 0.952	$ 1.271
Income Losses From Continuing Operations Per Outstanding Limited Partnership And General Partnership Unit Basic									$ 0.200	$ (0.344)	$ (0.266)
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership and General Partnership Unit, Basic									$ 2.784	$ 1.296	$ 1.537
Income Loss From Continuing Operations Per Outstanding Limited Partnership And General Partnership Units Diluted									$ 0.198	$ (0.344)	$ (0.266)
Income Loss From Discontinued Operations Net Of Tax Per Outstanding Limited Partnership And General Partnership nit Diluted									$ 2.752	$ 1.296	$ 1.537